Finance Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2021
Finance Lease Right of Use Assets [Abstract]
FINANCE LEASE RIGHT-OF-USE ASSETS, NET

NOTE 8 – FINANCE LEASE RIGHT-OF-USE ASSETS, NET

Finance lease right -of-use assets, net were as follows as of June 30, 2021 and 2020:

	As of June 30, 2020	Increase/ (Decrease)	Exchange Rate Translation	As of June 30, 2021
Company vehicles	$1,695,035	$-	$162,521	$1,857,556
Total right-of-use assets, at cost	1,695,035	-	162,521	1,857,556
Less: accumulated amortization	(296,631)	(181,610)	(32,587)	(510,828)
Right-of-use assets, net	$1,398,404	$(181,610)	$129,934	$1,346,728

The finance lease right-of-use asset is amortized over a 10-year period. The amortization period is 10 years and the discount rate used is 4.9%.